UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05655

DWS Municipal Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2013 Semiannual Report to Shareholders

DWS Municipal Income Trust Ticker Symbol: KTF

Contents
4 Performance Summary
6 Portfolio Management Team
6 Portfolio Summary
8 Investment Portfolio
20 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Cash Flows
23 Statement of Changes in Net Assets
24 Financial Highlights
26 Notes to Financial Statements
34 Dividend Reinvestment Plan
36 Additional Information
38 Privacy Statement

The fund's investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2013 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/13
DWS Municipal Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	-2.34%	8.32%	11.10%	7.44%
Based on Market Price(a)	-7.00%	1.41%	12.44%	7.86%
Barclays Municipal Bond Index(b)	-1.09%	3.05%	5.70%	4.68%
Morningstar Closed-End Municipal National Intermediate Funds Category(c)	0.31%	6.46%	8.42%	6.55%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended May 31, 2013 was 1.42% (0.85% excluding interest expense).

(b) The unmanaged, unleveraged Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End Municipal National Intermediate Funds category represents muni national intermediate portfolios that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these portfolios spread their assets across many states and sectors. These portfolios have durations of 4.5 to 7.0 years (or, if duration is unavailable, average maturities of five to 12 years). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Municipal National Intermediate Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/13	As of 11/30/12
Net Asset Value	$13.97	$14.74
Market Price	$13.89	$15.39

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/13: Income Dividends (common shareholders)	$.42
Capital Gain Distributions	$.01
May Income Dividend (common shareholders)	$.0700
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/13†	6.01%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/13†	6.05%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/13†	9.25%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/13†	9.31%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund's distribution rate and a marginal income tax rate of 35%. Distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 1998.

• Joined Deutsche Asset & Wealth Management in 1983.

• Head of US Retail Fixed Income.

• BA and MBA, University of Massachusetts at Amherst.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 2010.

• Joined Deutsche Asset & Wealth Management in 1999.

• BS, Bryant College; MBA, Suffolk University.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2013 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 115.1%
Alabama 0.2%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,030,300
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,162,235
5.5%, 12/1/2029	1,400,000	1,659,616
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,216,810
		6,038,661
California 21.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,604,600
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	4,162,235
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,412,568
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,914,050
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,113,397
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	11,730,000
California, State General Obligation:
5.0%, 2/1/2033	5,000,000	5,566,150
5.25%, 4/1/2035	4,295,000	4,866,922
5.5%, 3/1/2040	1,370,000	1,568,349
6.0%, 4/1/2038	10,000,000	11,849,700
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,457,220
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,566,125
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,982,475
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,399,600
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,680,090
Kern, CA, High School District, Election of 2004, Series B, Prerefunded, 5.0%, 8/1/2030, INS: AGMC	13,270,000	14,268,435
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,528,870
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,327,730
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,312,384
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,210,553
		118,521,453
Colorado 2.0%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,699,625
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,552,050
Colorado, Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.0%, 11/1/2037	3,500,000	3,946,425
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	1,785,000	1,942,687
		11,140,787
Florida 12.7%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	8,510,000	9,316,237
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	11,275,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	9,329,855
Series A-1, 5.375%, 10/1/2035	2,000,000	2,235,120
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,297,630
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,251,670
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,774,829
5.75%, 10/1/2038	5,000,000	5,490,450
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	2,940,714
Series A, 5.0%, 7/1/2040	11,895,000	12,846,600
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	3,570,000	3,900,689
		69,658,794
Georgia 7.8%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,121,063
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,802,216
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	7,010,273
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,343,312
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	8,362,875
Series A, 5.5%, 9/15/2024	5,000,000	6,018,000
Series A, 5.5%, 9/15/2028	10,000,000	12,144,300
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,723,258
		42,525,297
Hawaii 2.1%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,541,460
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,172,630
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	5,215,000	5,984,995
		11,699,085
Idaho 0.9%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,695,150
6.75%, 11/1/2037	2,135,000	2,482,023
		5,177,173
Illinois 8.3%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,745,250
Series B, 6.0%, 1/1/2041	9,000,000	10,642,770
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	2,025,000	2,198,056
Chicago, IL, Water Revenue, 5.0%, 11/1/2032	3,000,000	3,369,780
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,767,925
Series D, 6.5%, 11/1/2038	1,000,000	1,197,690
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,578,210
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,193,670
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	3,188,010
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,092,785
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032	730,000	820,615
Series A, 5.0%, 11/15/2037	520,000	574,454
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	1,580,000	1,694,850
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,370,413
		45,434,478
Indiana 0.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	2,042,400
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,296,680
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,228,200
		9,524,880
Louisiana 1.0%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,270,390
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,443,668
		5,714,058
Maryland 0.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,354,595
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,616,370
		2,970,965
Massachusetts 1.6%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	5,005,650
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,958,095
		8,963,745
Michigan 4.9%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,195,365
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,394,150
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,722,444
Series I, 6.0%, 10/15/2038	1,000,000	1,190,710
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,612,700
Michigan, State Hospital Finance Authority, Trinity Health Credit Group, Series C, 5.0%, 12/1/2034	4,950,000	5,428,863
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,276,910
		26,821,142
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,376,037
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,738,256
Montana 0.1%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.09%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	500,000	500,000
Nevada 3.2%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,701,146
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,533,700
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,830,000	2,024,730
		17,259,576
New Jersey 4.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	1,090,000	1,151,334
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	6,129,800
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,400,924
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2038	2,095,000	2,283,257
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.5%, 6/15/2031	1,200,000	1,392,876
Series A, 5.5%, 6/15/2041	5,460,000	6,223,636
Series A, 6.0%, 12/15/2038	1,955,000	2,314,309
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,324,548
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	1,065,000	1,162,309
Series E, 5.25%, 1/1/2040	1,750,000	1,920,328
		25,303,321
New York 8.0%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2032	2,565,000	2,860,385
Series E, 5.0%, 11/15/2042	765,000	827,539
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,490,000	1,645,705
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,287,660
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction:
5.0%, 12/15/2041	4,255,000	4,707,647
5.25%, 12/15/2043	5,000,000	5,623,300
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2037	1,340,000	1,473,785
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	12,080,000	12,080,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,260,450
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,245,797
Port Authority of New York & New Jersey, AMT, 5.0%, 10/1/2034	6,000,000	6,589,980
		43,602,248
North Carolina 0.7%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,567,810
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,978,752
Ohio 2.8%
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	1,500,000	1,658,310
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,851,000
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,445,000	1,574,096
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,736,350
Series B, 5.5%, 1/1/2039	3,500,000	3,898,090
Ohio, State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp., Series C, AMT, 0.11%*, 11/1/2032, GTY: FirstEnergy Solutions, LOC: Bank of Nova Scotia	600,000	600,000
		15,317,846
Pennsylvania 2.3%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,902,045
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,586,110
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,022,592
		12,510,747
Puerto Rico 3.7%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,362,336
Series A, 6.5%, 8/1/2044	15,000,000	17,052,300
		20,414,636
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,345,460
South Carolina 1.7%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,111,880
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	5,481,138
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,805,076
		9,398,094
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,306,880
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,449,000
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,169,208
		8,925,088
Texas 14.0%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	920,000	1,032,231
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,327,600
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,564,510
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	3,300,000	3,312,177
Lubbock, TX, Independent School District Building, 0.17%*, 2/1/2030, SPA: Bank of America NA	150,000	150,000
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,958,640
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	7,143,630
First Tier, 6.0%, 1/1/2043	5,000,000	5,674,600
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,280,120
Texas, Dallas/Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	2,000,000	2,091,040
Series A, 5.25%, 11/1/2038	4,000,000	4,422,040
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,008,060
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.738%**, 12/15/2017	6,925,000	6,811,430
Series B, 0.888%**, 12/15/2026	1,500,000	1,290,615
Series D, 6.25%, 12/15/2026	5,000,000	6,332,750
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,359,712
5.5%, 8/1/2025	7,250,000	8,569,210
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,815,376
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	265,895
5.0%, 12/15/2031	500,000	530,580
5.0%, 12/15/2032	2,000,000	2,117,480
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	3,200,000	3,415,008
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,195,435
		76,668,139
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,665,632
Washington 2.7%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,514,020
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,509,831
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,719,950
		14,743,801
Wisconsin 0.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health System, Inc., Series A, 5.0%, 4/1/2042	2,650,000	2,864,226
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,795,123
		4,659,349
Total Municipal Bonds and Notes (Cost $555,021,202)		631,238,010

Municipal Inverse Floating Rate Notes (a) 41.3%
California 2.1%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	10,000,000	11,430,982
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.654%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
Florida 6.7%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	4,198,435
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,394,886
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,627,820
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,846,723
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	18,488,829
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.331%, 7/1/2016, Leverage Factor at purchase date: 2 to 1
		36,556,693
Massachusetts 4.7%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	20,414,203
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (b)	5,000,000	5,592,932
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.592%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
		26,007,135
Nevada 5.9%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	10,624,980
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	11,156,229
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (b)	9,627,878	10,828,006
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.593%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
		32,609,215
New York 11.7%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	11,205,002
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.594%, 3/15/2015, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	11,239,600
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.99%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	6,068,755
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	9,038,809
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.59%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	6,000,000	6,724,080
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.3%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	20,142,900
Trust: New York City, NY, Series 2008-1190, 144A, 9.3%, 11/1/2027, Leverage Factor at purchase date: 2 to 1
		64,419,146
Tennessee 6.8%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	12,672,083
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.985%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	12,015,702
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.99%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	12,444,711
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.998%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
		37,132,496
Virginia 3.4%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,526,932
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	8,875,517
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.342%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1
		18,402,449
Total Municipal Inverse Floating Rate Notes (Cost $200,543,149)		226,558,116

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $755,564,351)†	156.4	857,796,126
MTPS, at Liquidation Value	(34.5)	(188,865,000)
Other Assets and Liabilities, Net	(20.1)	(110,440,371)
Remarketed Preferred Shares, at Liquidation Value	(1.8)	(9,885,000)
Net Assets Applicable to Common Shareholders	100.0	548,605,755

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rate as of May 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2013.

† The cost for federal income tax purposes was $626,810,879. At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $105,138,671. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $107,164,407 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,025,736.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (c)	$—	$857,796,126	$—	$857,796,126
Total	$—	$857,796,126	$—	$857,796,126

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2013 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $755,564,351)	$857,796,126
Receivable for investments sold	3,420,000
Interest receivable	12,574,788
Other assets	7,401
Deferred offering costs	509,183
Total assets	874,307,498
Liabilities
Cash overdraft	141,386
Payable for floating rate notes issued	125,846,576
Distributions payable	99
Accrued management fee	353,939
Accrued Trustees' fees	6,724
Other accrued expenses and payables	603,019
MTPS, at liquidation value (see page 29 for more details)	188,865,000
Total liabilities	315,816,743
Remarketed Preferred Shares, at liquidation value (see page 29 for more details)	9,885,000
Net assets applicable to common shareholders, at value	$548,605,755
Net Assets Applicable to Common Shareholders Consist of
Undistributed net investment income	16,674,014
Net unrealized appreciation (depreciation) on investments	102,231,775
Accumulated net realized gain (loss)	(4,308,736)
Paid-in capital	434,008,702
Net assets applicable to common shareholders, at value	$548,605,755
Net Asset Value
Net Asset Value per common share ($548,605,755 ÷ 39,272,911 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$13.97

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2013 (Unaudited)
Investment Income
Income: Interest	$20,261,325
Expenses: Management fee	2,085,230
Services to shareholders	24,927
Custodian fee	6,552
Professional fees	47,060
Reports to shareholders	42,951
Trustees' fees and expenses	12,799
Interest expense	1,618,361
Stock Exchange listing fees	17,278
Offering costs	88,743
Other	46,231
Total expenses	3,990,132
Net investment income	16,271,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	413,823
Change in net unrealized appreciation (depreciation) on investments	(29,885,249)
Net gain (loss)	(29,471,426)
Net increase (decrease) in net assets resulting from operations	$(13,200,233)
Distributions to Remarketed Preferred Shares	(7,646)
Net increase (decrease) in net assets applicable to common shareholders	$(13,207,879)

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2013 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations (excluding distributions to Remarketed Preferred Shareholders)	$(13,200,233)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities: Purchases of long-term investments	(55,201,216)
Net amortization of premium/(accretion of discount)	331,153
Proceeds from sales and maturities of long-term investments	58,248,359
(Increase) decrease in interest receivable	(182,185)
(Increase) decrease in other assets	7,700
(Increase) decrease in receivable for investments sold	(2,375,000)
Increase (decrease) in payable for investments purchased — when-issued securities	(1,351,363)
Increase (decrease) in accrued expenses and payables	(370,737)
Change in unrealized (appreciation) depreciation on investments	29,885,249
Net realized (gain) loss from investments	(413,823)
Cash provided (used) by operating activities	15,377,904
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	141,386
(Increase) decrease in deferred offering cost on MTPS	37,087
Distributions paid (net of reinvestment of distributions)	(16,087,755)
Cash provided (used) for financing activities	(15,909,282)
Increase (decrease) in cash	(531,378)
Cash at beginning of period	531,378
Cash at end of period	—
Supplemental Disclosure
Reinvestment of distributions	$781,898
Interest expense	$(1,618,361)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012
Operations: Net investment income	$16,271,193	$34,819,351
Net realized gain (loss)	413,823	6,261,141
Change in net unrealized appreciation (depreciation)	(29,885,249)	70,314,113
Net increase (decrease) in net assets resulting from operations	(13,200,233)	111,394,605
Distributions to Remarketed Preferred Shareholders	(7,646)	(333,612)
Net increase (decrease) in net assets applicable to common shareholders	(13,207,879)	111,060,993
Distributions to common shareholders from: Net investment income	(16,481,486)	(32,895,083)
Net realized gains	(380,417)	(371,559)
Total distributions	(16,861,903)	(33,266,642)
Fund share transactions: Net increase resulting from the tender of Remarketed Preferred Shares	—	7,554,600
Net proceeds from shares issued to common shareholders in reinvestment of distributions	781,898	1,464,003
Net increase (decrease) in net assets from Fund share transactions	781,898	9,018,603
Increase (decrease) in net assets	(29,287,884)	86,812,954
Net assets at beginning of period applicable to common shareholders	577,893,639	491,080,685
Net assets at end of period applicable to common shareholders (including undistributed net investment income of $16,674,014 and $16,891,953, respectively)	$548,605,755	$577,893,639
Other Information
Common shares outstanding at beginning of period	39,218,238	39,111,469
Shares issued to common shareholders in reinvestment of distributions	54,673	106,769
Common shares outstanding at end of period	39,272,911	39,218,238

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$14.74		$12.56	$12.03	$11.94	$9.72	$11.79
Income (loss) from investment operations: Net investment incomea	.41		.89	.93	.94	1.01	.91
Net realized and unrealized gain (loss)	(.75)		1.96	.45	.00 ***	2.03	(2.15)
Total from investment operations	(.34)		2.85	1.38	.94	3.04	(1.24)
Distributions to remarketed preferred shareholders from net investment income (common share equivalent)	(.00	)***	(.01)	(.01)	(.01)	(.04)	(.24)
Net increase (decrease) in net assets from operations applicable to common shareholders	(.34)		2.84	1.37	.93	3.00	(1.48)
Less distributions applicable to common shareholders from: Net investment income	(.42)		(.84)	(.84)	(.84)	(.78)	(.59)
Net realized gains	(.01)		(.01)	—	—	—	—
Total distributions	(.43)		(.85)	(.84)	(.84)	(.78)	(.59)
NAV accretion resulting from Remarketed Preferred Shares tendered at a discounta	—		.19	—	—	—	—
Net asset value, end of period	$13.97		$14.74	$12.56	$12.03	$11.94	$9.72
Market price, end of period	$13.89		$15.39	$13.18	$12.12	$11.36	$8.26
Total Return
Based on net asset value (%)c	(2.34	)**	24.85	12.03	7.94	32.65	(12.55	)b
Based on market price (%)c	(7.00	)**	24.22	16.69	14.30	48.52	(16.00)
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	549		578	491	470	465	379
Ratio of expenses before fee reductions (%) (including interest expense)d,e	1.42	*	1.16	1.23	1.24	1.49	2.04
Ratio of expenses after fee reductions (%) (including interest expense)d,f	1.42	*	1.16	1.23	1.24	1.49	2.03
Financial Highlights (continued)
			Years Ended November 30,
	Six Months Ended 5/31/13 (Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses after fee reductions (%) (excluding interest expense)g	.85	*	.96	.98	.98	1.14	1.15
Ratio of net investment income (%)h	5.81	*	6.52	7.81	7.61	9.17	8.08
Portfolio turnover rate (%)	6	**	40	33	34	61	119
Senior Securities
Preferred shares information at period end, aggregate amount outstanding: Remarketed Preferred Shares ($ millions)	10		10	199	199	199	265
MTPS ($ millions)	189		189	—	—	—	—
Asset coverage per share ($)i	18,801		19,538	17,354	16,822	16,706	12,151
Liquidation and market price per share ($)	5,000		5,000	5,000	5,000	5,000	5,000

a Based on average common shares outstanding during the period.
b Total return would have been lower had certain fees not been reduced.
c Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
d Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of MTPS.
e The ratio of expenses before fee reductions (based on net assets of common and Preferred Shares, including interest expense) were 1.05%, 0.84%, 0.87%, 0.88%, 0.95% and 1.28% for the periods ended May 31, 2013, November 30, 2012, 2011, 2010, 2009 and 2008, respectively.
f The ratio of expenses after fee reductions (based on net assets of common and Preferred Shares, including interest expense) were 1.05%, 0.84%, 0.87%, 0.88%, 0.95% and 1.27% for the periods ended May 31, 2013, November 30, 2012, 2011, 2010, 2009 and 2008, respectively.
g The ratio of expenses after fee reductions (based on net assets of common and Preferred Shares, excluding interest expense) were 0.63%, 0.71%, 0.69%, 0.69%, 0.72% and 0.72% for the periods ended May 31, 2013, November 30, 2012, 2011, 2010, 2009 and 2008, respectively.
h The ratio of net investment income after distributions paid to Remarketed Preferred Shareholders were 5.81%, 6.46%, 7.72%, 7.49%, 8.85% and 5.97% for the periods ended May 31, 2013, November 30, 2012, 2011, 2010, 2009 and 2008, respectively.
i Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

When Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value. The floating rate notes issued by the Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense" in the Statement of Operations. For the six months ended May 31, 2013, interest expense related to floaters amounted to $454,953.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2013 was approximately $125,847,000, with a weighted average interest rate of 0.72%.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $6,630,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2016 ($1,969,000), November 30, 2017 ($2,864,000), November 30, 2018 ($500,000) and November 30, 2019 ($1,297,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Preferred Shares. At May 31, 2013, the Fund had issued and outstanding 37,773 floating rate municipal term preferred shares ("MTPS") and 321 Series B, 1,652 Series C, and 4 Series E remarketed preferred shares ("Remarketed Preferred Shares"), each with a liquidation preference of $5,000 per share. With respect to the payment of dividends and to the distribution of assets upon the dissolution, liquidation or winding up of the affairs of the Fund, the MTPS and the Remarketed Preferred Shares rank on parity with each other, and are both senior in priority to the Fund's outstanding common shares.

The MTPS are a floating rate form of preferred shares with a term redemption date of December 1, 2015, unless extended, as a general matter, by the holders of the MTPS, and dividends that are set weekly to a fixed spread (dependent on the then current rating of the MTPS) against the Securities Industry and Financial Markets Association ("SIFMA") Municipal Swap Index. The average annualized dividend rate on the MTPS for the six months ended May 31, 2013 was 1.23%. In the Fund's Statement of Assets and Liabilities, the MTPS' aggregate liquidation preference is shown as a liability since the MTPS have a stated mandatory redemption date. Dividends paid on the MTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2013, interest expense related to MTPS amounted to $1,163,408.

The Remarked Preferred Shares are preferred shares whose dividend rate is set through a remarketing process, and the dividends are generally paid every seven days. The remarketing agent receives a fee from the Fund at an annualized rate of 0.25% times the liquidation value of the Remarketed Preferred Shares (remarketing agent fee) and is responsible for the payment of any commissions to broker-dealers participating in the remarketing process based on shares sold. Currently, the remarketing agent is the only participating broker-dealer. For remarketing to be successful, the number of Remarketed Preferred Shares bid must meet or exceed the number of Remarketed Preferred Shares being offered for sale. Since February 2008, remarketings of the Remarketed Preferred Shares have failed. Under the terms of the Remarketed Preferred Shares designation statement, in the event of a failed remarketing, the Remarketed Preferred Shares' dividend rate adjusts to a "maximum rate." The maximum rate is 125% of the Commercial Paper Rate (generally defined as the 60-day AA/Aa commercial paper rate). The next succeeding dividend period following the remarketing failure automatically adjusts to a 7-day period, which continues until the next successful remarketing. Remarketed preferred shareholders may offer their shares for sale at the next scheduled remarketing, subject to the same risk that the subsequent remarketing will not attract sufficient demand for a successful remarketing to occur. Broker-dealers may also try to facilitate secondary trading in the Remarketed Preferred Shares, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. While prolonged remarketing failures have affected the liquidity for the Remarketed Preferred Shares, a failed remarketing does not represent a default on or loss of capital of, the Remarketed Preferred Shares and the remarketed preferred shareholders have continued to receive dividends at the previously defined "maximum rate." During the six months ended May 31, 2013, the dividend rates ranged from 0.088% to 0.213% for Series B, 0.088% to 0.213% for Series C, and 0.088% to 0.325% for Series E. Prolonged remarketing failures may increase the cost of leverage to the Fund.

On September 27, 2012, the Fund announced that its Board of Trustees had authorized the Fund to conduct a tender offer for up to 100% of its then outstanding 39,750 shares of Remarketed Preferred Shares at a price equal to 96% of the Remarketed Preferred Shares' liquidation preference of $5,000 per share ($4,800 per share) plus any unpaid dividends accrued through the expiration date of the tender offer. The tender offer expired on November 16, 2012, and the Fund accepted for repurchase 37,773 shares of the Fund's Remarketed Preferred Shares (approximately 95% of the Fund's then outstanding Remarketed Preferred Shares) with an aggregate liquidation preference of $188,865,000 for an aggregate purchase price of $181,310,400. Specifically, the Fund repurchased all of the 8,100 Series A Remarketed Preferred Shares then outstanding, 7,704 of the 8,025 Series B Remarketed Preferred Shares then outstanding, 6,448 of the 8,100 Series C Remarketed Preferred Shares then outstanding, all of the 8,025 Series D Remarketed Preferred Shares then outstanding, and 7,496 of the 7,500 Series E Remarketed Preferred Shares then outstanding. On November 20, 2012, the Fund issued 37,773 floating rate municipal term preferred shares ("MTPS") in a private offering, each with a liquidation preference of $5,000 per share, for an aggregate liquidation preference of $188,865,000. The proceeds from the issuance of the MTPS were used to complete the purchase of Remarketed Preferred Shares accepted for purchase in the tender offer. The total liquidation preference of the Fund's outstanding preferred shares, comprised of untendered Remarketed Preferred Shares and MTPS, remained unchanged as a result of the Remarketed Preferred Shares tender offer and the MTPS issuance.

The difference between the liquidation preference of the Remarketed Preferred Shares and the actual repurchase price of the tendered Remarketed Preferred Shares (i.e., the 4% discount on the per share liquidation preference of the tendered Remarketed Preferred Shares) was recognized by the Fund in the Statement of Changes in Net Assets for the year ended November 30, 2012 as an increase in net assets applicable to common shares resulting from the tender of Remarketed Preferred Shares by the Fund. Costs directly related to the issuance of the MTPS have been deferred and are being amortized into expense over the life of the MTPS.

Under the terms of a Purchase Agreement between the Fund and the initial purchase of the MTPS, the Fund is subject to various investment restrictions that are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the MTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Remarketed Preferred Shares and the MTPS. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Remarketed Preferred Shares and the MTPS as defined in the Fund's charter documents and the 1940 Act. The Fund is not permitted to declare common share dividends unless the Remarketed Preferred Shares and the MTPS have a minimum asset coverage ratio of 200% at the time of declaration of the common share dividends after deducting the amount of such dividend.

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred shareholder is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund's common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's common shares. Changes in the value of the Fund's portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the preferred shares. There is no assurance that the Fund's leveraging strategy will be successful.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash overdraft position at the Fund's custodian bank at May 31, 2013.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $55,201,216 and $58,248,359, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.55% of the Fund's average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Remarketed Preferred Shares and MTPS).

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DISC aggregated $14,377, of which is $7,295 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,587, of which $6,451 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Other Related Parties. Deutsche Bank Trust Company Americas, an affiliate of the Advisor, charges an administration fee for the Remarketed Preferred Shares and the MTPS. For the six months ended May 31, 2013, the amount charged to the Fund by Deutsche Bank Trust Company Americas included in the Statement of Operations under "other" aggregated $9,139, all of which is unpaid.

D. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2013 and the year ended November 30, 2012, the Fund did not repurchase shares in the open market.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

Although the Fund seeks income that is exempt from federal income tax, a portion of the Distributions may be subject to federal, state and local taxes, including the alternative minimum tax. The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan will probably be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KTF

CUSIP Numbers	Common Shares	23338M 106
	Remarketed Preferred Shares — Series B	23338M 304
	Remarketed Preferred Shares — Series C	23338M 403
	Remarketed Preferred Shares — Series E	23338M 601

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DMIT-3
(R-027924-2 7/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 29, 2013